FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of Data Regarding US Dollar and Euro Exchange Rate and Israeli CPI
Data regarding the US Dollar and Euro exchange rate and the Israeli CPI:

	Exchange	Exchange
	rate of one	rate of one	Israeli
	Dollar	Euro	CPI*
At December 31:
2017	NIS 3.467	NIS 4.153	221.57 points
2016	NIS 3.845	NIS 4.044	220.68 points
2015	NIS 3.902	NIS 4.247	221.13 points
Increase (decrease) during the year:
2017	(9.8)%	2.7%	0.4%
2016	(1.5)%	(4.8)%	(0.2)%
2015	0.3%	(10.1)%	(1.0)%

* Index for each reporting period's last month, on the basis of 1993 average = 100 points.

Schedule of Analysis of Linkage Terms of Financial Instruments Balances
(b)	Analysis of linkage terms of financial instruments balances

	December 31, 2017
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS linked to CPI	NIS unlinked	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	2	4		861	867
Short term deposits				150	150
Trade receivables*	62	34		712	808
Other receivables				9	9

Non- current assets
Trade receivables				232	232
Total assets	64	38		1,964	2,066

Current liabilities
Current maturities of notes payable and borrowings			213	491	704
Trade payables*	143	32		612	787
Payables in respect of employees				78	78
Other payables				21	21

Non- current liabilities
Notes payable				972	972
Borrowings from banks and others				243	243
Total liabilities	143	32	213	2,417	2,805

In or linked to foreign currencies
New Israeli Shekels in millions
*Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	281
Set-off	(185)
Trade receivables, net	96

Trade payables gross amounts	360
Set-off	(185)
Trade payables, net	175

	December 31, 2016
	In or linked to USD	In or linked to other foreign currencies (mainly EURO)	NIS linked to CPI	NIS unlinked	Total
	New Israeli Shekels in millions
Current assets
Cash and cash equivalents	2	1		713	716
Short term deposits				452	452
Trade receivables*	58	35		897	990
Other receivables				39	39

Non- current assets
Trade receivables				333	333
Total assets	60	36		2,434	2,530

Current liabilities
Current maturities of notes payable and borrowings			212	287	499
Trade payables*	132	19		530	681
Payables in respect of employees				90	90
Other payables				10	10

Non- current liabilities
Notes payable			212	437	649
Borrowings from banks and others			197	1,353	1,550
Total liabilities	132	19	621	2,707	3,479

In or linked to foreign currencies
New Israeli Shekels in millions
*Accounts that were set-off under enforceable netting arrangements
Trade receivables gross amounts	267
Set-off	(174)
Trade receivables, net	93

Trade payables gross amounts	325
Set-off	(174)
Trade payables, net	151

Schedule of Details Regarding Derivative Financial Instruments
The notional amounts of derivatives as of December 31, 2016 and 2017 are as follows, based on the amounts of currencies to be received, translated into NIS at the exchange rates prevailing at each of the reporting dates, respectively:

	New Israeli Shekels
	December 31
	2016	2017
	In millions
Embedded derivatives pay USD, receive NIS	11	3

Schedule of Maturities of Financial Liabilities
Maturities of financial liabilities as of December 31, 2017:

	2018	2019	2020	2021 to 2022	2023 to 2024	Total
	New Israeli Shekels in millions
Principal payments of long term indebtedness:
Notes payable series C (1)	213					213
Notes payable series D	109	109	109	110		437
Notes payable series F			129	258	257	644
Borrowing K (2)	75					75
Borrowing L (3)	200					200
Borrowing O (3)	100					100
Borrowing P	7	29	29	60		125
Borrowing Q		23	23	45	34	125
Expected interest payments of
long term borrowings and notes payables (1) (2)	68	23	19	23	7	140
Trade and other payables	865					865
Total	1,637	184	309	496	298	2,924
Add offering expenses and discounts and premiums						4
						2,928

(1)   Linked to the CPI as of December 31, 2017.
(2)   The Company intends to early repay the borrowings in 2018.(see note 15 (5)).
(3)  The Company early repaid the borrowings in March 2018 (see note 15(5)).
See note 15 in respect of borrowings and notes payable.

Schedule of Fair Values of Financial Instruments
There were no transfers between fair value levels during the year. Carrying amounts and fair values of financial assets and liabilities, and their categories:

		December 31, 2016			December 31, 2017
	Category	Carrying amount	Fair value	Interest rate used (**)	Carrying amount	Fair value	Interest rate used (**)
		New Israeli Shekels in millions
Assets
Cash and cash equivalents	L&R	716	716		867	867
Short term deposits	L&R	452	452		150	150
Trade receivables	L&R	1,323	1,318	4.72%	1,040	1,040	4.47%
Other receivables (*)	L&R	9	9		9	9
Liabilities
Notes payable series C	AC	423	440	Market quote	213	219	Market quote
Notes payable series D	AC	543	548	Market quote	435	443	Market quote
Notes payable series E	AC	121	127	Market quote
Notes payable series F	AC				650	659	Market quote
Trade and other payables (*)	AC	771	771		865	865
Borrowing C	AC	75	81	3.43%
Borrowing D	AC	75	81	3.43%
Borrowing E (*)	AC	152	152
Borrowing F	AC	197	199	3.17%
Borrowing G	AC	100	98	3.85%
Borrowing H	AC	100	97	3.85%
Borrowing I	AC	120	120	3.43%
Borrowing J	AC	62	62	3.23%
Borrowing K	AC	76	76	3.43%	75	75	3.71%
Borrowing L	AC	200	204	3.98%	200	200	4.25%
Borrowing M	AC	200	201	3.85%
Borrowing N	AC	250	260	3.67%
Borrowing O	AC				100	110	4.34%
Borrowing P	AC				125	125	2.38%
Borrowing Q	AC				125	125	2.5%
Interest payable (*)	AC	9	9		21	21
Derivative financial instruments	FVTPL
	Level 2	*	*		*	*

(*)	The fair value of these financial instruments equals their carrying amounts, as the impact of discounting is not significant.
(**)
The fair values of the notes payable quoted market prices at the end of the reporting period are within level 1 of the fair value hierarchy. The fair values of other instruments under AC categories were calculated based on observable weighted average of interest rates derived from quoted market prices of the Group's notes payable and bank quotes of rates of similar terms and nature, are within level 2 of the fair value hierarchy.